SHARE BASED PAYMENTS - RSUs Awarded (Details)													12 Months Ended
	Dec. 26, 2018 USD ($) EquityInstruments	Dec. 29, 2017 USD ($) EquityInstruments	Oct. 23, 2017 USD ($) EquityInstruments	May 25, 2017 USD ($) EquityInstruments	Feb. 02, 2017 USD ($) EquityInstruments	Jan. 09, 2017 USD ($) EquityInstruments	Jan. 03, 2017 USD ($) EquityInstruments	Aug. 15, 2016 USD ($) EquityInstruments	Jun. 29, 2016 USD ($) EquityInstruments	May 27, 2016	Mar. 27, 2016 USD ($) EquityInstruments	Mar. 15, 2016 USD ($) EquityInstruments	Dec. 31, 2018 AUD ($) EquityInstruments $ / shares	Dec. 31, 2018 USD ($) EquityInstruments $ / shares	Dec. 31, 2017 AUD ($) EquityInstruments $ / shares	Dec. 31, 2017 USD ($) EquityInstruments	Dec. 31, 2016 AUD ($) EquityInstruments $ / shares	Dec. 31, 2016 USD ($) EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | EquityInstruments													7,117,469	7,117,469	1,575,722	1,575,722	1,826,719	1,826,719
Fair value at measurement date (Per RSU)													$ 0.27		$ 0.88		$ 1.84
Vesting period													3 years	3 years
Share based compensation expense														$ 509,000		$ 1,868,000		$ 2,748,000
Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | EquityInstruments															1,575,722	1,575,722	1,699,219	1,699,219
Measurement period													3 years	3 years
Share based compensation expense														$ 500,000		$ 2,100,000		$ 2,500,000
Weighted average exercise price RSU (per share) | $ / shares													$ 0.94		$ 1.87		$ 1.11
Weighted average remaining contractual life													1 year 8 months 12 days	1 year 8 months 12 days
Deferred Cash Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferred cash awards														$ 523,163		2,302,645		2,048,198
Share based compensation expense reversal														$ (5,800)		$ (200,000)
Share based compensation expense																		$ 200,000
Estimated deferred cash award, per unit | $ / shares														$ 0.03
Liabilities from share-based payment transactions														$ 10,400
Vesting based on 2019 EBITDA per Debt Adjusted Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | EquityInstruments	889,681
Fair value at measurement date (Per RSU)	$ 0.21
Vesting based on 2020 EBITDA per Debt Adjusted Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | EquityInstruments	889,681
Fair value at measurement date (Per RSU)	$ 0.21
Vesting based on 2019 Production per Debt Adjusted Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | EquityInstruments	889,681
Fair value at measurement date (Per RSU)	$ 0.21
Vesting based on 2020 Production per Debt Adjusted Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | EquityInstruments	889,692
Fair value at measurement date (Per RSU)	$ 0.21
Vesting based on ATSR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | EquityInstruments	3,558,734
Fair value at measurement date (Per RSU)	$ 0.16
Vesting based on ATSR | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | EquityInstruments			74,500	372,419	662,767			80,000			434,233	682,495
Fair value at measurement date (Per RSU)			$ 0.27	$ 0.39	$ 0.90			$ 1.07			$ 0.94	$ 1.50
Vesting period										3 years		3 years
Measurement period	3 years		3 years	3 years	3 years
Vesting on issuance date | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | EquityInstruments											77,095
Fair value at measurement date (Per RSU)											$ 1.23
Vesting percentage			25.00%							100.00%
Vesting on anniversary dates | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | EquityInstruments		266,036				25,000	25,000		385,396
Fair value at measurement date (Per RSU)		$ 0.58				$ 1.72	$ 1.59		$ 0.82
Vesting percentage		33.00%	25.00%			25.00%	25.00%
Vesting on specific date | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | EquityInstruments			150,000					40,000
Fair value at measurement date (Per RSU)			$ 0.41					$ 1.15
Vesting period			90 days			90 days	90 days
Vesting percentage						25.00%	25.00%	50.00%
Vesting on next specific date | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage								50.00%
Managing Director | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | EquityInstruments													0	0	372,419	372,419	511,329	511,329
Managing Director | Deferred Cash Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferred cash awards														$ 0		$ 2,000,000		$ 2,100,000
Employees | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs | EquityInstruments													7,117,469	7,117,469	1,575,722	1,575,722	1,699,220	1,699,220
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measurement period													1 year	1 year
Bottom of range | Deferred Cash Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measurement period													1 year	1 year
Vesting percentage													0.00%	0.00%
Bottom of range | Vesting based on 2019 EBITDA per Debt Adjusted Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	0.00%
Bottom of range | Vesting based on 2020 EBITDA per Debt Adjusted Share | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	0.00%
Bottom of range | Vesting based on 2019 Production per Debt Adjusted Share | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	0.00%
Bottom of range | Vesting based on 2020 Production per Debt Adjusted Share | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	0.00%
Bottom of range | Vesting based on ATSR | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	0.00%		0.00%	0.00%	0.00%			0.00%		0.00%		0.00%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measurement period													3 years	3 years
Top of range | Deferred Cash Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measurement period													3 years	3 years
Vesting percentage													300.00%	300.00%
Top of range | Vesting based on 2019 EBITDA per Debt Adjusted Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	200.00%
Top of range | Vesting based on 2020 EBITDA per Debt Adjusted Share | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	200.00%
Top of range | Vesting based on 2019 Production per Debt Adjusted Share | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	200.00%
Top of range | Vesting based on 2020 Production per Debt Adjusted Share | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	200.00%
Top of range | Vesting based on ATSR | Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	200.00%		150.00%	150.00%	150.00%			133.00%		133.00%		133.00%